CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 235,864	$ 196,000
Prepaid expenses	84,486
Other receivable	10,850
Deferred offering costs		99,600
Total Current Assets	331,200	295,600
Investments held in Trust Account	116,651,461
Total Assets	116,982,661	295,600
Current Liabilities
Accrued expenses	632,531	21,789
Franchise tax payable	186,180	10,580
Income taxes payable	309,931
Promissory note - related party		250,000
Total Current Liabilities	1,128,642	282,369
Deferred underwriting fee payable	4,025,000
Total Liabilities	5,153,642	282,369
Common stock subject to possible redemption, 11,500,000 shares at redemption value of $10.14 per share as of December 31, 2022	116,651,461
Stockholders’ Equity (Deficit)
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,218,499 and 2,874,999 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively (excluding 11,500,000 and 0 shares subject to possible redemption, respectively)	321	287
Additional paid-in capital		24,713
Accumulated deficit	(4,822,763)	(11,769)
Total Stockholders’ Equity (Deficit)	(4,822,442)	13,231
Total Liabilities, Redeemable Common Stock, and Stockholders’ Equity (Deficit)	$ 116,982,661	$ 295,600